Pension Benefits - Summary of principal assumptions used for the purposes of the actuarial valuations (Detail) - Pension defined benefit plans [member] - $ / t	4 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2022 [1]	Mar. 31, 2023 [2]	Mar. 31, 2024
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Defined obligation and past service cost	4.25%	4.73%	4.85%
Net interest cost	3.86%	4.50%	4.94%
Current service cost	4.35%	4.85%	5.05%
Interest cost on current service cost	4.18%	4.71%	5.00%
Discount rate for determination of defined benefit obligation	4.98%	4.98%	4.98%
Mortality	105	105	105
Until 2027 [Member]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Ultimate rate of compensation increase	3.00%	3.00%	3.00%
After 2027 [Member]
Disclosure In Tabular Form Of Acturial Assumptons For Pension Plans [Line Items]
Ultimate rate of compensation increase	2.00%	2.00%	2.00%

[1]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
[2]	Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023